Accounts payable from acquisition of subsidiaries	12 Months Ended
Dec. 31, 2021
Account payable from acquisition of subsidiaries
Accounts payable from acquisition of subsidiaries

17.        Accounts payable from acquisition of subsidiaries

	2021	2020	2019

As at January 1,	274,861	379,540	458,535
Accrued Interest	40,405	34,809	44,143
Payment of principal	(127,804)	(117,248)	(107,988)
Payment of interests	(37,697)	(22,240)	(15,150)
As at December 31,	149,765	274,861	379,540

Current	149,765	134,988	123,310
Non-current	-	139,873	335,225

On February 28, 2016, the Company completed the acquisition of 100% of Uniasselvi and the amount of R$ 400,000 was paid at the closing of the transaction, R$ 119,159 was paid in December 2018, R$ 112,301 was paid in December 2019, R$128,162 was paid in December 2020 and R$ 142,401 was paid in December 2021, and the remaining amounts are payable in one last installment, payable on December 31, 2022 and adjusted by the IPCA inflation rate.

On August 31, 2017, the Company completed the acquisition of 100% of FAC and FAIR and the amounts of R$ 10,511 was paid in December 2018, R$ 10,837 was paid in December 2019, R$ 11,327 was paid in December 2020 and R$ 12,543 was paid in December 2021, and the remaining amounts are payable in one last installment, payable on December 31, 2022 and adjusted by the IPCA inflation rate.

On January 19, 2021, the company settled the accounts payable from the acquisition that was under discussion with its creditors regarding the installment due in December 2019. The amount settled was R$ 10,557.